Interim Condensed Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Operating activities
Profit before income tax	RM 20,680,347	$ 4,430,332	RM 14,046,826
Adjustments for:
Impairment allowance on trade receivable			183,546
Unrealised foreign exchange loss	805,197	172,498
Depreciation of property and equipment	115,727	24,792	11,203
Depreciation of right-of-use of assets	158,698	33,998
Fair value adjustment on financial assets measured at fair value through profit and loss			(1,679,842)
Gain on disposal of investment	(780,319)	(167,167)
Gain on disposal of property and equipment			(1,891)
Interest expense	15,875	3,401	8,685
Interest income	(942)	(202)	(22)
Operating cash flow before movement in working capital	20,994,583	4,497,652	12,568,505
Trade and other receivables	(40,216,809)	(8,615,611)	(8,629,924)
Trade and other payables	2,551,187	546,538	(4,804,822)
Cash used in operations	(16,671,039)	(3,571,421)	(866,241)
Interest received			22
Income tax paid	(509,142)	(109,073)	224,626
Net cash used in operating activities	(17,180,181)	(3,680,494)	(641,593)
Investing activities
Purchase of property and equipment	(645,919)	(138,375)	(33,896)
Proceeds from disposal of property and equipment			11,706
Interest paid
Interest received	942	202
Acquisition of financial assets measured at fair value through profit and loss			(156,120)
Proceeds from disposal of financial assets measured at fair value through other comprehensive income	13,600,066	2,913,530
Net cash generated from / (used in) investing activities	12,955,089	2,775,357	(178,310)
Financing activities
Proceeds from issuance of shares			2,615,477
Proceeds from initial public offering, net of issuance costs	17,457,899	3,739,990
Interest paid	(15,875)	(3,401)
Repayments of other borrowings	(101,132)	(21,665)	(54,781)
Repayment of advances to related parties	(1,568,941)	(336,113)	(3,149,847)
Repayment of operating leases	(159,371)	(34,142)
Net cash generated from / (used in) financing activities	15,612,580	3,344,669	(589,151)
Net increase / (decrease) in cash and cash equivalents	11,387,488	2,439,532	(1,409,054)
Effect of currency translation on cash and cash equivalents	(54,622)	(11,702)
Cash and bank balances at beginning of the period	3,995,995	856,058	3,122,947
Cash and bank balances at end of the period	RM 15,328,861	$ 3,283,888	RM 1,713,893